UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21835

Name of Fund: BlackRock Long-Term Municipal Advantage Trust (BTA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Term Municipal Advantage Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 01/31/2013

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 0.3%
County of Jefferson Limited Obligation School Alabama, RB, Series A, 5.25%, 1/01/19	$515	$515,021
Arizona — 0.7%
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,090	1,251,167
California — 5.8%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	385	443,701
Stanford Hospital and Clinics, Series A, 5.00%, 8/15/51	410	459,151
Sutter Health, Series B, 6.00%, 8/15/42	1,040	1,249,882
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	680	803,468
California HFA, RB, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	400	414,328
California Pollution Control Financing Authority, RB:
Poseidon Resources (Channel Side) LP Desalination, AMT, 5.00%, 7/01/37	360	377,060
Poseidon Resources (Channel Side) LP Desalination, AMT, 5.00%, 11/21/45	905	940,802
San Diego County Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	440	449,592
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	400	490,688
California Statewide Communities Development Authority, Refunding RB, Episcopal Communities & Services:
5.00%, 5/15/42	250	272,667
5.00%, 5/15/47	125	135,520
City of Los Angeles Department of Airports, Refunding RB, Senior Series A, 5.25%, 5/15/39	270	306,391
San Marcos Unified School District, GO, CAB, SAN, Election of 2010, Series B, 4.76%, 8/01/38 (a)	3,725	1,122,417
State of California, GO, Various Purpose, 6.50%, 4/01/33	2,000	2,486,800
		9,952,467
	Par (000)	Value
Municipal Bonds
Colorado — 0.9%
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	$315	$338,556
North Range Metropolitan District No. 2, GO, Limited Tax, 5.50%, 12/15/37	1,200	1,183,908
		1,522,464
Delaware — 1.2%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	750	848,093
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	1,165	1,246,771
		2,094,864
District of Columbia — 4.5%
District of Columbia, RB, Methodist Home District of Columbia, Series A:
7.38%, 1/01/30	550	571,247
7.50%, 1/01/39	500	518,960
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	750	813,457
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.25%, 5/15/24	4,380	4,500,406
Metropolitan Washington Airports Authority, Refunding RB, First Senior Lien, Series A:
5.00%, 10/01/39	170	187,160
5.25%, 10/01/44	1,000	1,108,850
		7,700,080
Florida — 3.8%
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	745	952,251
Sumter Landing Community Development District Florida, RB, Sub-Series B, 5.70%, 10/01/38	1,355	1,263,470
Tampa-Hillsborough County Expressway Authority, Refunding RB:
Series A, 5.00%, 7/01/42	485	548,322
Series B, 5.00%, 7/01/42	890	993,258
Tolomato Community Development District, Special Assessment Bonds (b)(c):
Series 1, 6.65%, 5/01/40	25	13,420
Series 2, 6.65%, 5/01/40	815	370,817
Series 3, 6.65%, 5/01/40	275	3
Tolomato Community Development District, Special Assessment Bonds, Refunding:
6.61%, 5/01/17 (d)	95	68,180
6.61%, 5/01/19 (d)	225	129,643

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Florida (concluded)
Tolomato Community Development District, Special Assessment Bonds, Refunding (concluded):
6.61%, 5/01/22 (d)	$120	$50,867
6.65%, 5/01/40	355	349,920
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	880	866,624
Watergrass Community Development District, Special Assessment Bonds, Series A, 5.38%, 5/01/39	1,845	962,167
		6,568,942
Guam — 0.1%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	200	220,128
Illinois — 7.1%
Chicago Illinois Board of Education, GO, Series A, 5.50%, 12/01/39	720	841,687
Chicago Illinois Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/40	360	412,207
City of Chicago Illinois, GARB, O'Hare International Airport, General Third Lien, Series A, 5.75%, 1/01/39	2,500	2,944,575
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	1,570	1,750,267
City of Chicago Illinois, Sales Tax Revenue, Refunding RB, Series A, 5.25%, 1/01/38	280	323,042
Illinois Finance Authority, RB, Advocate Health Care, Series C, 5.38%, 4/01/44	1,845	2,047,175
Illinois Finance Authority, Refunding RB:
5.00%, 11/15/37	335	380,865
5.00%, 11/15/42	610	688,525
Central DuPage Health, Series B, 5.50%, 11/01/39	550	624,432
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B, 5.00%, 6/15/50	1,095	1,196,780
Series B-2, 5.00%, 6/15/50	600	655,566
Railsplitter Tobacco Settlement Authority, RB, 5.50%, 6/01/23	180	214,139
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	215	246,349
		12,325,609
Indiana — 2.2%
Carmel Redevelopment Authority, Refunding RB, Series A:
4.00%, 8/01/35	400	422,008
4.00%, 8/01/38	645	674,593
	Par (000)	Value
Municipal Bonds
Indiana (concluded)
Indiana Finance Authority, RB:
Sisters of St. Francis Health, 5.25%, 11/01/39	$290	$320,259
Wastewater Utility (CWA Authority Project), First Lien, Series A, 5.25%, 10/01/38	540	625,844
Indiana Finance Authority, Refunding RB:
Community Health Network Project, Series A, 5.00%, 5/01/42	665	732,185
Parkview Health System, Series A, 5.75%, 5/01/31	600	694,104
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	350	419,317
		3,888,310
Iowa — 0.6%
Iowa Student Loan Liquidity Corp., Refunding RB, Series A-1, AMT, 5.15%, 12/01/22	975	1,121,484
Kentucky — 0.5%
Kentucky Economic Development Finance Authority, RB, Series A, 6.38%, 6/01/40	350	417,060
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series B, 6.38%, 3/01/40	370	440,892
		857,952
Louisiana — 2.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
Series A-1, 6.50%, 11/01/35	1,135	1,343,999
Westlake Chemical Corp. Projects, 6.75%, 11/01/32	2,000	2,273,600
Louisiana Stadium & Exposition District, Refunding RB, Senior, Series A, 5.00%, 7/01/36	125	142,889
		3,760,488
Maine — 0.9%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/41	970	1,177,561
Maine State Turnpike Authority, RB, 5.00%, 7/01/42	310	356,683
		1,534,244
Maryland — 1.3%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	970	1,107,342

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2013	2

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Maryland (concluded)
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	$1,000	$1,116,930
		2,224,272
Massachusetts — 0.8%
Massachusetts Development Finance Agency, RB, Wellesley College, Series J, 5.00%, 7/01/42	630	734,372
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	615	673,136
		1,407,508
Michigan — 2.4%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series B (AGM), 7.50%, 7/01/33	560	699,770
City of Detroit Michigan Water Supply System, RB, Senior Lien, Series A, 5.25%, 7/01/41	1,500	1,621,695
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,400	1,790,124
		4,111,589
Nebraska — 0.5%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	285	322,121
5.00%, 9/01/42	500	548,370
		870,491
New Jersey — 0.5%
New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 6.40%, 9/15/23	525	539,039
New Jersey EDA, Refunding RB, Cigarette Tax Revenue, 5.00%, 6/15/24	335	387,712
		926,751
New York — 5.9%
Metropolitan Transportation Authority, RB, Series E, 5.00%, 11/15/42	190	214,955
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.25%, 11/15/40	410	463,894
	Par (000)	Value
Municipal Bonds
New York (concluded)
New York City Industrial Development Agency, RB, AMT:
American Airlines Inc., JFK International Airport, 7.63%, 8/01/25 (b)(c)(e)	$4,000	$4,599,520
British Airways Place Project, 7.63%, 12/01/32	1,000	1,025,090
New York City Transitional Finance Authority, RB, Sub-Series E, 5.00%, 2/01/42	850	976,709
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	420	499,099
New York State Dormitory Authority, RB, New York University, Series A, 5.25%, 7/01/48	1,000	1,153,270
New York State Thruway Authority, Refunding RB, Series I, 5.00%, 1/01/42	615	692,644
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/42	430	511,175
		10,136,356
North Carolina — 0.3%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	480	533,962
Ohio — 1.8%
Buckeye Tobacco Settlement Financing Authority, RB, Tobacco Settlement Asset-Backed Bonds, Series A-2, 5.75%, 6/01/34	2,295	2,041,976
State of Ohio, RB, Ford Motor Co. Project, AMT, 5.75%, 4/01/35	1,000	1,039,290
		3,081,266
Oregon — 0.1%
City of Tigard Washington County Oregon, Refunding RB, Water System, 5.00%, 8/01/37	90	104,541
Puerto Rico — 3.3%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	1,705	1,935,379
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB (a):
First Sub-Series C, 5.95%, 8/01/38	1,490	334,088
Series A (NPFGC), 5.65%, 8/01/46	9,600	1,483,776
Series C, 5.57%, 8/01/39	8,540	1,991,528
		5,744,771

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
South Dakota — 0.2%
South Dakota Health and Educational Facilities Authority, RB, (Sanford), Series E, 5.00%, 11/01/42	$375	$411,356
Tennessee — 0.0%
Rutherford County Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	75	84,961
Texas — 8.1%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	1,500	268,155
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 1/01/46	730	861,101
City of Austin Texas, Refunding RB, Water & Wastewater System Revenue, 5.00%, 11/15/37	220	257,074
City of Dallas Texas, Refunding RB, Waterworks & Sewer System, 5.00%, 10/01/35	525	604,957
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	250	289,278
Clifton Higher Education Finance Corp., RB, 5.00%, 8/15/32	205	226,599
HFDC of Central Texas Inc., RB, Village at Gleannloch Farms, Series A, 5.50%, 2/15/27	1,150	1,159,476
Houston Higher Education Finance Corp., RB, Cosmos Foundation, Inc. Series A, 6.88%, 5/15/41	200	254,332
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	700	825,615
Midland County Fresh Water Supply District Number 1, RB, City of Midland Project, CAB, Series A, 4.57%, 9/15/37 (a)	5,500	1,809,610
North Texas Tollway Authority, Refunding RB, Toll, Second Tier, Series F, 6.13%, 1/01/31	2,290	2,532,259
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,390	1,648,860
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/29	670	731,084
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	1,000	1,216,640
	Par (000)	Value
Municipal Bonds
Texas (concluded)
University of Texas System, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	$1,070	$1,257,036
		13,942,076
Utah — 1.1%
County of Utah, RB, IHC Health Services, Inc., 5.00%, 5/15/43	710	800,717
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy:
3.25%, 10/15/36	700	651,693
3.25%, 10/15/42	425	384,208
		1,836,618
Virginia — 3.2%
Peninsula Ports Authority, Refunding RB, Virginia Baptist Homes, Series C, 5.38%, 12/01/26	1,600	1,553,536
Route 460 Funding Corp. of Virginia Toll Road, RB, Senior Lien, Series A, 5.13%, 7/01/49	435	475,681
Virginia HDA, RB, Rental Housing, Series F, 5.00%, 4/01/45	1,000	1,074,910
Virginia Small Business Financing Authority, RB, Elizabeth River Crossings Project, AMT:
5.25%, 1/01/32	275	301,290
6.00%, 1/01/37	1,500	1,724,520
5.50%, 1/01/42	400	436,832
		5,566,769
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Credit Group, Series A, 5.00%, 11/15/31	2,835	3,131,541
Wyoming — 0.1%
Wyoming Municipal Power Agency, RB, Series A, 5.00%, 1/01/42	100	108,451
Total Municipal Bonds – 62.2%		107,536,499

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
Arizona — 0.5%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	820	932,915
California — 13.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	1,090	1,265,444

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2013	4

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
California (concluded)
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39 (g)	$840	$983,581
City of Los Angeles California Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	2,040	2,308,066
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	672,668
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	3,225	3,659,537
University of California, RB, Series B (NPFGC), 4.75%, 5/15/38	14,500	14,868,300
		23,757,596
Colorado — 3.0%
Colorado Health Facilities Authority, Refunding RB:
Catholic Health, Series A, 5.50%, 7/01/34 (g)	740	847,037
Sisters of Leavenworth, Series A,, 5.00%, 1/01/40	3,930	4,296,826
		5,143,863
Florida — 1.3%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	1,950	2,206,378
Illinois — 6.9%
City of Chicago Illinois, RB, O'Hare International, Third Lien, Series A (NPFGC), 5.00%, 1/01/33	4,995	5,418,926
City of Chicago Illinois Waterworks, Refunding RB, 5.00%, 11/01/42	3,299	3,730,373
Illinois Finance Authority, RB, Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,340	2,770,443
		11,919,742
Indiana — 7.6%
Carmel Redevelopment Authority, RB, Performing Arts Center:
4.75%, 2/01/33	5,365	5,847,850
5.00%, 2/01/33	6,580	7,220,168

		13,068,018
Maryland — 0.9%
Maryland Health & Higher Educational Facilities Authority, RB, Ascension Health, Series B, 5.00%, 11/15/51	1,440	1,611,360
	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
Massachusetts — 4.0%
Massachusetts HFA, Refunding HRB, Series D, AMT, 5.45%, 6/01/37	$5,090	$5,186,351
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	1,560	1,798,711
		6,985,062
Michigan — 0.6%
Detroit Water and Sewerage Department, Refunding RB, Senior Lien, Series A:
5.00%, 7/01/32	550	595,478
5.25%, 7/01/39	475	517,081
		1,112,559
Nebraska — 3.2%
Omaha Public Power District, RB, System, Sub-Series B (NPFGC), 4.75%, 2/01/36 (g)	5,000	5,442,350
New Hampshire — 0.5%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (g)	660	776,407
New Jersey — 0.6%
New Jersey Transportation Trust Fund Authority, RB, Transportation, Series B, 5.25%, 6/15/36	860	985,835
New York — 23.4%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,510	1,801,740
New York City Municipal Water Finance Authority, Refunding RB:
Series D, 5.00%, 6/15/39 (g)	7,500	8,116,500
Second General Resolution Series HH, 5.00%, 6/15/31 (g)	2,835	3,373,985
Series FF-2, 5.50%, 6/15/40	495	584,121
New York Liberty Development Corp., RB, World Trade Center Port Authority Construction, 5.25%, 12/15/43	6,135	7,058,467
New York Liberty Development Corp., Refunding RB, World Trade Center Project, 5.75%, 11/15/51	2,220	2,633,764
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	11,250	13,647,600
Series F, 5.00%, 3/15/35	3,000	3,239,111
		40,455,288

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2013	5

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
North Carolina — 9.6%
University of North Carolina at Chapel Hill, Refunding RB, General, Series A, 4.75%, 12/01/34	$15,170	$16,619,635
Ohio — 4.8%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	2,650	2,974,863
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	4,634	5,391,661
		8,366,524
South Carolina — 1.5%
South Carolina State Housing Finance & Development Authority, Refunding RB, Series B-1, 5.55%, 7/01/39	2,419	2,610,679
Texas — 8.1%
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38 (g)	2,130	2,435,549
Harris County Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,170	1,340,130
New Caney ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/35 (g)	9,150	10,167,937
		13,943,616
Utah — 0.6%
City of Riverton Utah Hospital, RB, IHC Health Services Inc., 5.00%, 8/15/41	960	1,062,144
Virginia — 0.6%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,000	1,106,405
	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
Wisconsin — 1.3%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.25%, 4/01/39 (g)	$1,990	$2,211,375
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 92.7%		160,317,751
Total Long-Term Investments (Cost – $247,639,336) – 154.9%		267,854,250

	Shares
Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.01% (h)(i)	1,008,681	1,008,681
Total Short-Term Securities (Cost – $1,008,681) – 0.6%		1,008,681
Total Investments (Cost - $248,648,017*) – 155.5%		268,862,931
Other Assets Less Liabilities – 1.2%		1,977,889
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (56.7)%		(97,966,902)
Net Assets – 100.0%		$172,873,918

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$176,468,040
	Gross unrealized appreciation	$23,281,882
	Gross unrealized depreciation	(4,119,853)
	Net unrealized appreciation	$19,162,029

Notes to Schedule of Investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(c)	Non-income producing security.
(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(e)	Variable rate security. Rate shown is as of report date.
(f)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(g)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements is $21,283,688.

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2013	6

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

(h)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2012	Net Activity	Shares Held at January 31, 2013	Income
FFI Institutional Tax-Exempt Fund	3,415,500	(2,406,819)	1,008,681	$244

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
SAN	State Aid Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2013	7

Schedule of Investments (concluded)	BlackRock Long-Term Municipal Advantage Trust (BTA)

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$267,854,250	—	$267,854,250
Short-Term Securities	$1,008,681	—	—	1,008,681
Total	$1,008,681	$267,854,250	—	$268,862,931

1 See above Schedule of Investments for values in each state or political subdivision.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, TOB trust certificates of $97,937,862 are categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2013	8

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Term Municipal Advantage Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 26, 2013

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 26, 2013